Operating segment and geographic data (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating segment and geographic data
Depreciation and amortization	$ 1,305	$ 1,318	$ 1,182
Capital expenditure	1,026	1,106	1,293
Total assets	44,878	48,064	49,070
Discrete Automation and Motion
Operating segment and geographic data
Depreciation and amortization	309	285	263
Capital expenditure	192	214	197
Total assets	10,123	10,931	9,416
Low Voltage Products
Operating segment and geographic data
Depreciation and amortization	301	323	250
Capital expenditure	184	204	208
Total assets	7,978	9,389	9,534
Process Automation
Operating segment and geographic data
Depreciation and amortization	88	87	82
Capital expenditure	49	68	91
Total assets	4,268	4,537	4,847
Power Products
Operating segment and geographic data
Depreciation and amortization	217	223	209
Capital expenditure	220	252	259
Total assets	7,396	7,669	7,701
Power Systems
Operating segment and geographic data
Depreciation and amortization	175	183	174
Capital expenditure	92	101	194
Total assets	6,855	7,905	8,083
Corporate and Other
Operating segment and geographic data
Depreciation and amortization	215	217	204
Capital expenditure	289	267	344
Total assets	$ 8,258	$ 7,633	$ 9,489